Commitments and Contingencies	9 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Capital expenditure commitments:

At September 30,
2013
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	640
Authorized by the directors but not yet contracted for	1,319
1,959
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing and new replacement credit facilities and long-term debt financing and, potentially if deemed appropriate, the issuance of equity and equity linked instruments.

Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:
At September 30,
2013
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution (2)	-
Indirect taxes - AngloGold Ashanti (Ghana) Limited (3)	28
Litigation - AngloGold Ashanti (Ghana) Limited(4)(5)	97
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (6)	-
Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda (7)	40
Sales tax on gold deliveries - Mineração Serra Grande S.A. (8)	102
Other tax disputes - Mineração Serra Grande S.A. (9)	17
Tax dispute - AngloGold Ashanti Colombia S.A. (10)	189
Tax dispute - Cerro Vanguardia S.A. (11)	72
Contractual dispute - AngloGold Ashanti Australia Limited (12)	9

Contingent assets

Indemnity - Kinross Gold Corporation (13)	(62)
Royalty - Boddington Gold Mine (14)	-
Royalty - Tau Lekoa Gold Mine (15)	-

Financial guarantees

Oro Group surety (16)	10
AngloGold Ashanti USA reclamation bonds (17)	132
AngloGold Ashanti Australia environmental bonds (18)	46
AngloGold Ashanti South Africa environmental guarantees (19)	137
AngloGold Ashanti Iduapriem environmental guarantees (20)	32
Ashanti Goldfields Kilo Sarl environmental guarantees (21)	10
Guarantee provided for syndicated revolving credit facility (22)	-
Guarantee provided for rated bonds - issued April 2010 (23)	1,025
Guarantee provided for rated bonds - issued July 2012 (24)	756
Guarantee provided for convertible bonds (25)	6
Guarantee provided for $1.25 billion bonds (26)	1,268
Guarantee provided for A$ syndicated revolving credit facility (27)	524

Performance guarantees

Gold delivery - Mine Waste Solutions (28)	-

Hedging guarantees

Gold delivery guarantees (29)	-

4,438

(1)	Groundwater pollution

The Company has identified groundwater contamination plumes at certain of its operations, which have occurred primarily as a result of seepage. Numerous scientific, technical and legal studies have been undertaken to assist in determining the magnitude of the contamination and to find sustainable remediation solutions. The Company has instituted processes to reduce future potential seepage and it has been demonstrated that Monitored Natural Attenuation ("MNA") by the existing environment will contribute to improvements in some instances. Furthermore, literature reviews, field trials and base line modeling techniques suggest, but have not yet proven, that the use of phyto-technologies can address the soil and groundwater contamination. Subject to the completion of trials and the technology being a proven remediation technique, no reasonable estimate can be made for the obligation.

(2)	Deep groundwater pollution

The Company has identified a flooding and future pollution risk posed by deep groundwater in certain underground mines in Africa. Various studies have been undertaken by AngloGold Ashanti Limited since 1999. Due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, in South Africa, the Department of Mineral Resources and affected mining companies are involved in the development of a “Regional Mine Closure Strategy”. In view of the limitation of current information for the estimation of a liability, no reasonable estimate can be made for the obligation.

		At September 30,
		2013
		(unaudited)
		(in US Dollars, millions)

(3)	Indirect taxes - AngloGold Ashanti (Ghana) Limited

	AngloGold Ashanti (Ghana) Limited ("AGAG") received a tax assessment for the 2006 to 2008 and for the 2009 to 2011 tax years following audits by the tax authorities which related to various indirect taxes. Management is of the opinion that the indirect taxes are not payable and the Company has lodged an objection.

	The assessment is approximately:	28

(4)	Litigation - AngloGold Ashanti (Ghana) Limited	97

	On October 11, 2011, AGAG terminated its commercial arrangements with Mining and Building Contractors Limited ("MBC") relating to certain underground development, construction on bulkheads and diamond drilling services provided by MBC in respect of the Obuasi mine. On November 8, 2012, as a result of this termination, AGAG and MBC concluded a separation agreement that specified the terms on which the parties agreed to sever their commercial relationship. On July 23, 2013, MBC commenced proceedings against AGAG in the High Court of Justice (Commercial Division) in Accra, Ghana, and served a writ of summons that claimed a total of approximately $97 million in damages. MBC asserts various claims for damages, including, among others, as a result of the breach of contract, non-payment of outstanding historical indebtedness by AGAG and the demobilization of equipment, spare parts and material acquired by MBC for the benefit of AGAG in connection with operations at the Obuasi mine in Ghana. MBC has also asserted various labor claims on behalf of itself and certain of its former contractors and employees at the Obuasi mine. On October 9, 2013, AGAG filed a motion in court to refer the action or a part thereof to arbitration. This motion was set to be heard on October 25, 2013. However, on October 23, 2013, MBC filed a notice of discontinuance of the original claims and indicated its intention to re-file part of the claims in court and refer part to arbitration. AGAG intends to vigorously defend any forthcoming claims.

(5)	Litigation - AngloGold Ashanti (Ghana) Limited	-

	On April 2, 2013, AGAG received a summons from Abdul Waliyu and 152 others in which the plaintiffs allege that they were or are residents of the Obuasi municipality or its suburbs and that their health has been adversely affected by emission and/or other environmental impacts arising in connection with the current and/or historical operations of the Pompora Treatment Plant ("PTP") which was decommissioned in 2000. The claim is to award general damages, special damages for medical treatment and punitive damages, as well as several orders relating to operation of the PTP. AGAG has filed a notice of intention to defend. In view of the limitation of current information for the accurate estimation of a liability, no reasonable estimate can be made for the obligation.

(6)	ODMWA litigation

On March 3, 2011, in Mankayi vs. AngloGold Ashanti, the Constitutional Court of South Africa held that section 35(1) of the Compensation for Occupational Injuries and Diseases Act, 1993 does not cover an “employee” who qualifies for compensation in respect of “compensable diseases” under the ODMWA. This judgment allows such qualifying employee to pursue a civil claim for damages against the employer. Following the Constitutional Court decision, AngloGold Ashanti has become subject to numerous claims relating to silicosis and other Occupational Lung Diseases ("OLD"), including several potential class actions and individual claims.

For example, on or about August 21, 2012, AngloGold Ashanti was served with an application instituted by Bangumzi Bennet Balakazi ("the Balakazi Action") and others in which the applicants seek an order declaring that all mine workers (former or current) who previously worked or continue to work in specified South African gold mines for the period owned by AngloGold Ashanti and who have silicosis or other OLD constitute members of a class for the purpose of proceedings for declaratory relief and claims for damages. In the event the class is certified, such class of workers would be permitted to institute actions by way of a summons against AngloGold Ashanti for amounts as yet unspecified. On September 4, 2012, AngloGold Ashanti delivered its notice of intention to defend this application. AngloGold Ashanti also delivered a formal request for additional information that it requires to prepare its affidavits in respect to the allegations and the request for certification of a class.

In addition, on or about January 8, 2013, AngloGold Ashanti and its subsidiary Free State Consolidated Gold Mines (Operations) Limited, alongside other mining companies operating in South Africa, were served with another application to certify a class ("the Nkala Action"). The applicants in the case seek to have the court certify two classes namely: (i) current and former mineworkers who have silicosis (whether or not accompanied by any other disease) and who work or have worked on certain specified gold mines at any time from January 1, 1965 to date; and (ii) the dependants of mineworkers who died as a result of silicosis (whether or not accompanied by any other disease) and who worked on these gold mines at any time after January 1, 1965. AngloGold Ashanti filed a notice of intention to oppose the application.

On August 21, 2013, an application was served on AngloGold Ashanti, for the consolidation of the Balakazi Action and the Nkala Action, as well as a request for an amendment to change the scope of the classes the court was requested to certify in the previous applications that were brought. The applicants now request certification of two classes (the "silicosis class" and the "tuberculosis class"). The silicosis class which the applicants now request the court to certify would consist of certain current and former mineworkers who have contracted silicosis, and the dependants of certain deceased mineworkers who have died of silicosis (whether or not accompanied by any other disease). The tuberculosis class would consist of certain current and former mineworkers who have or had contracted pulmonary tuberculosis and the dependants of certain deceased mineworkers who died of pulmonary tuberculosis (but excluding silico-tuberculosis).

In October 2012, a further 31 individual summonses and particulars of claim were received relating to silicosis and/or other OLD. The total amount being claimed in the 31 summonses is approximately $8 million. On October 22, 2012, AngloGold Ashanti filed a notice of intention to oppose these claims. AngloGold Ashanti has also served a notice of exception to the summonses which, if successful, is expected to require the plaintiffs to redraft the particulars of claim to correct certain errors. The exception was heard on October 3, 2013. Judgment has been reserved.

It is possible that additional class actions and/or individual claims relating to silicosis and/or other OLD will be filed against AngloGold Ashanti in the future. AngloGold Ashanti will defend all current and subsequently filed claims on their merits. Should AngloGold Ashanti be unsuccessful in defending any such claims, or in otherwise favorably resolving perceived deficiencies in the national occupational disease compensation framework that were identified in the earlier decision by the Constitutional Court, such matters would have an adverse effect on its financial position, which could be material. The Company is unable to reasonably estimate its share of the amounts claimed.

		At September 30,
		2013
		(unaudited)
		(in US Dollars, millions)

(7)	Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda

	In November 2007, the Departamento Nacional de Produçâo Mineral ("DNPM"), a Brazilian federal mining authority, issued a tax assessment against AngloGold Ashanti Brazil Mineração ("AABM") relating to the calculation and payment by AABM of the financial contribution on mining exploitation ("CFEM") in the period from 1991 to 2006. The amount involved is approximately:	20

	Subsidiaries of the Company in Brazil are involved in various other disputes with tax authorities. These disputes involve federal tax assessments including income tax, royalties, social contributions and annual property tax. The amount involved is approximately:	20
		40
	Management is of the opinion that these taxes are not payable.

(8)	Sales tax on gold deliveries - Mineração Serra Grande S.A.

	In 2006, Mineração Serra Grande S.A. (“MSG”) received two tax assessments from the State of Goiás related to payments of state sales taxes at the rate of 12 percent on gold deliveries for export from one Brazilian state to another during the period from February 2004 to May 2006. In November 2006, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the first period. In July 2011, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the second period. The State of Goiás has appealed to the full board of the State of Goiás tax administrative council. In November 2011 (first case) and June 2012 (second case), the administrative council’s full board approved the suspension of proceedings and the remittance of the matter to the Department of Supervision of Foreign Trade (“COMEX”) for review and verification. On May 28, 2013, the Full Board of the State of Goiás Tax Administrative Council ruled in favor of the State of Goiás, however reduced the penalties of the two tax assessments from 200 percent to 80 percent. The Company is considering legal options available in this matter, since it believes that both assessments are in violation of federal legislation on sales taxes. MSG has provided a bank guarantee to the tax authorities for the possible taxes payable (50 percent of this guarantee will be covered by the Kinross indemnification. See item 13 below).

	The assessments are approximately:	102

(9)	Other tax disputes - Mineração Serra Grande S.A.

	MSG received a tax assessment in October 2003 from the State of Minas Gerais related to sales taxes on gold. The tax administrators rejected the Company’s appeal against the assessment. The Company is now appealing the dismissal of the case. The assessment is approximately:	17

(10)	Tax dispute - AngloGold Ashanti Colombia S.A.

	AngloGold Ashanti Colombia S.A. ("AGAC") received notice from the Colombian Tax Office ("DIAN") that it disagreed with the Company's tax treatment of certain items in the 2010 and 2011 income tax returns. On October 23, 2013, AGAC received the official assessments from the DIAN. The Company believes that it has applied the tax legislation correctly and is in the process of preparing a response.

	Details of the disputes are as follows:

	Estimated additional tax payable if tax returns are amended	35
	Expected penalties and interest on the above (based on Colombian tax law)	154
		189

		At September 30,
		2013
		(unaudited)
		(in US Dollars, millions)

(11)	Tax dispute - Cerro Vanguardia S.A.

	On July 12, 2013, Cerro Vanguardia S.A. received a notification from the Argentina Tax Authority requesting corrections to the 2007, 2008 and 2009 income tax returns relating to the non-deduction of tax losses previously claimed on hedge contracts. Management is of the opinion that the taxes are not payable.

	Details of the disputes are as follows:

	Estimated additional tax payable if tax returns are amended	22
	Expected penalties and interest on the above	50
		72

(12)	Contractual dispute - AngloGold Ashanti Australia Limited	9

AngloGold Ashanti Australia Limited ("AGAA") and Pacific Industrial Company (WA) Pty Ltd ("PIC") entered in 2012 into contractual arrangements relating to the construction of the Tropicana mine. PIC asserts various claims relating to these contracts and issued notices escalating each claim to a contractual dispute resolution process. On October 24, 2013, PIC advised of its intention to commence litigation proceedings relating to the claims should the dispute not be adequately resolved. AGAA intends to vigorously defend any forthcoming claims.

(13)	Indemnity - Kinross Gold Corporation	(62)

	As part of the acquisition by AngloGold Ashanti of the remaining 50 percent interest in MSG during June 2012, Kinross Gold Corporation has provided an indemnity to a maximum amount of BRL255 million ($114 million at quarter end exchange rates) against the specific exposures discussed in items 8 and 9 above.

(14)	Royalty - Boddington Gold Mine

	As a result of the sale of the interest in the Boddington Gold Mine during 2009, the Company is entitled to receive a royalty on any gold recovered or produced by the Boddington Gold Mine, where the gold price is in excess of Boddington Gold Mine’s cash costs plus $600 per ounce. The royalty is payable in each quarter from and after the second quarter in 2010, within forty five days of reporting period close and is capped at a total amount of $100 million.

	Details of the royalty are as follows:

	Total royalties recorded to date	73

(15)	Royalty - Tau Lekoa Gold Mine

	As a result of the sale of the Tau Lekoa Gold Mine during 2010, the Company is entitled to receive a royalty on the production of a total of 1.5 million ounces by the Tau Lekoa Gold Mine in the event that the average monthly rand price of gold exceeds R180,000 per kilogram (subject to an inflation adjustment). Where the average monthly rand price of gold does not exceed R180,000 per kilogram (subject to an inflation adjustment), the ounces produced in that quarter do not count towards the total 1.5 million ounces upon which the royalty is payable. The royalty will be determined at 3 percent of the net revenue (being gross revenue less state royalties) generated by the Tau Lekoa assets. Royalties on 378,198 ounces produced have been received to date.

	Royalties received during the nine months ended September 30, 2013	4

(16)	Oro Group surety	10

The Company has provided surety in favor of a lender on a gold loan facility with its associate Oro Group (Proprietary) Limited and one of its subsidiaries. The Company has a total maximum liability, in terms of the suretyships, of R100 million. The probability of the non-performance under the suretyships is considered minimal. The suretyship agreements have a termination notice period of 90 days.

At September 30,
2013
(unaudited)
(in US Dollars, millions)

(17)	AngloGold Ashanti USA reclamation bonds	132

Pursuant to US environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti USA has posted reclamation bonds with various federal and state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti USA not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable federal and/or state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(18)	AngloGold Ashanti Australia environmental bonds	46

Pursuant to Australia environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti Australia has posted bonds with state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti Australia not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(19)	AngloGold Ashanti South Africa environmental guarantees	137

Pursuant to South African mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, the Company has secured bank guarantees to cover potential rehabilitation obligations of certain mines in South Africa. The Company has provided a guarantee for these obligations which would be payable in the event of the South African mines not being able to meet such rehabilitation obligations. The obligations will expire upon compliance with all provisions of the environment management program in terms of South African mining laws. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(20)	AngloGold Ashanti Iduapriem environmental guarantees	32

Pursuant to Ghanaian mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, AngloGold Ashanti Iduapriem Limited has secured bank guarantees to cover potential rehabilitation obligations for the Iduapriem mine. The obligations will expire upon compliance with all provisions of the environment management program in terms of Ghanaian mining laws. AngloGold Ashanti Iduapriem is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti Iduapriem under its guarantee.

(21)	Ashanti Goldfields Kilo Sarl environmental guarantees	10

Pursuant to the Democratic Republic of Congo ("DRC") mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, Ashanti Goldfields Kilo Sarl has secured bank guarantees to cover potential rehabilitation obligations for the Mongbwalu project. The obligations will expire upon compliance with all provisions of the environment management program in terms of the DRC mining laws. Ashanti Goldfields Kilo Sarl is not indemnified by third parties for any of the amounts that may be paid by Ashanti Goldfields Kilo Sarl under its guarantee.

At September 30,
2013
(unaudited)
(in US Dollars, millions)

(22)	Guarantee provided for syndicated revolving credit facility

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., as guarantors, each guaranteed all payments and other obligations of the borrowers and the other guarantors under the $1.0 billion five-year revolving credit facility entered into during July 2012.

	The total amount outstanding under this facility as at September 30, 2013 amounted to:	-

(23)	Guarantee provided for rated bonds - issued April 2010	1,025

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $700 million 5.375 percent rated bonds due 2020 and the issued $300 million 6.5 percent rated bonds due 2040.

(24)	Guarantee provided for rated bonds - issued July 2012	756

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $750 million 5.125 percent rated bonds due 2022.

(25)	Guarantee provided for convertible bonds	6

	AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $732.5 million 3.5 percent convertible bonds due 2014. On July 25, 2013, AngloGold Ashanti Holdings plc commenced a cash tender offer to purchase any and all of the outstanding convertible bonds due May 2014 of AngloGold Ashanti Holdings Finance plc. The offer expired on August 21, 2013 and the Company purchased $725.9 million in aggregate principal amount of the bonds, representing 99.1 percent of the total issuance. On November 8, 2013, AngloGold Ashanti Holdings Finance plc completed the redemption of all of its outstanding 3.5 percent convertible bonds.

(26)	Guarantee provided for $1.25 billion bonds	1,268

	AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $1.25 billion 8.5 percent bonds due 2020.

(27)	Guarantee provided for A$ syndicated revolving credit facility

	AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc, as guarantors, each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the A$600 million four-year revolving credit facility entered into during December 2011.

	The total amount outstanding under this facility as at September 30, 2013 amounted to:	524

(28)	Gold delivery - Mine Waste Solutions	-

As part of the acquisition by AngloGold Ashanti of First Uranium (Pty) Limited, the owner of Mine Waste Solutions, AngloGold Ashanti agreed to guarantee the observance and performance of existing delivery obligations of a wholly owned subsidiary of Mine Waste Solutions to sell to an existing customer at a pre-agreed price, 25 percent of the gold produced at a gold recovery plant located in northwest South Africa, subject to a cap of 312,500 ounces over the life of the contract. As at September 30, 2013, 273,441 ounces remain to be delivered against the guarantee over the life of the contract.

(29)	Gold delivery guarantees	-

The Company has issued gold delivery guarantees to several counterpart banks pursuant to which it guarantees the due performance of its subsidiaries AngloGold (USA) Trading Company, AngloGold South America Limited and Cerro Vanguardia S.A. under their respective gold hedging agreements. At September 30, 2013 the Company had no open gold hedge contracts.

At September 30,
2013
(unaudited)
(in US Dollars, millions)

Vulnerability from concentrations

There is a concentration of risk in respect of recoverable value added tax, fuel duties and appeal deposits from the Tanzanian government. The outstanding amounts have been discounted to their present value at a rate of 7.82 percent.

The recoverable value added tax, fuel duties and appeal deposits are summarized as follows:

Recoverable value added tax	42
Recoverable fuel duties (1)	17
Appeal deposits	4

(1) Fuel duty claims are required to be submitted after consumption of the related fuel and are subject to authorization by the Customs and Excise authorities.